Basis of Presentation of the Consolidated Financial Statements - Individual Suspension Plan (Details) € in Millions	Dec. 28, 2021 EUR (€) yr
Corporate Information And Statement Of IFRS Compliance [Abstract]
Individual suspension plan, minimum age of targeted employees	55
Individual suspension plan, minimum seniority of employees	20
Individual suspension plan, present value of estimated cash flows | €	€ 1,382